Financial Instruments (Forward Contracts by Balance Sheet Location) (Details) - Foreign Exchange Forward - USD ($) $ in Millions		Mar. 31, 2018	Mar. 31, 2017
Other Assets
Derivatives, Fair Value [Line Items]
Derivative asset	[1]	$ 0.3	$ 0.6
Accounts Payable and Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability	[1]	$ 0.6	$ 0.5

[1]	Includes an immaterial amount of forward foreign exchange contracts not designated as hedging instruments as of March 31, 2018 and 2017.